Trade receivables	12 Months Ended
Feb. 28, 2022
Trade Receivables External Customers [Abstract]
Trade receivables
9	Trade receivables

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Gross trade receivables	53,204,934	26,961,682
Less: Impairment loss allowance of trade receivables	(9,354,282)	(4,108,567)
Net trade receivables	43,850,652	22,853,115

Credit terms are generally in the range of 60 to 120 days (2021: 90 days).

The movement in the impairment loss allowance of trade receivables during the year is as follows:

	Non- credit impaired	Credit impaired	Total
	US$	US$	US$
As of February 29, 2020	138,956	—	138,956
Impairment loss recognised	223,144	3,746,467	3,969,611
As of February 28, 2021	362,100	3,746,467	4,108,567
Impairment loss recognised	2,618,328	4,170,801	6,789,129
Write-off	—	(1,543,414)	(1,543,414)
As of February 28, 2022	2,980,428	6,373,854	9,354,282

The Group’s exposure to credit and currency risks, and impairment loss allowance for these trade receivables, is disclosed in Note 26.